Share capital	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Miscellaneous equity [abstract]
Share capital
17	Share capital
As described in Note 1, the Reverse Recapitalization has resulted in PHCL becoming a wholly owned subsidiary of the Company on May 18, 2022, effectuated by the holders of PHCL ordinary shares exchanging each of their shares for Class A or Class B ordinary shares of the Company (collectively “Prenetics Ordinary Shares”) as described below:

(a)	Movement in ordinary shares of PHCL
Authorized and issued share capital

		June 30, 2022		December 31, 2021
	Note	No. of shares	$	No. of shares	$
Authorized ordinary shares of $1 / $0.0001 each	(ii)	50,000	50,000	500,000,000	50,000

Ordinary shares, issued and fully paid:
As of the beginning of the period/year		14,932,033	1,493	14,543,817	15,348,379
Reclassification to share premium arising from the restructuring	(ii)	—	—	—	(15,348,379)
Shares issued	(iii)	1	1	388,216	39
Exchange for Prenetics Ordinary Shares as part of Reverse Recapitalization	(vii)	(14,932,033)	(1,493)	—	—

At the end of the period/year	(v)	1	1	14,932,033	1,493

Series A preference shares, issued and fully paid:
As of the beginning of the period/year		—	—	4,154,726	2,296,598
Reclassification to preference shares liabilities	(iii)	—	—	(4,154,726)	(2,296,598)

At the end of the period/year		—	—	—	—

Series B preference shares, issued and fully paid:
As of the beginning of the period/year		—	—	5,338,405	5,554,173
Reclassification to preference shares liabilities	(iii)	—	—	(5,338,405)	(5,554,173)

At the end of the period/year		—	—	—	—

Series C preference shares, issued and fully paid:
As of the beginning of the period/year		—	—	10,532,116	30,040,000
Reclassification to preference shares liabilities	(iii)	—	—	(10,532,116)	(30,040,000)

At the end of the period/year		—	—	—	—

Total share capital			1		1,493

Notes:

(i)
The Ordinary Shareholders are entitled to receive dividends as declared from time to time and are entitled to one vote per share at meetings of PHCL. All ordinary shares rank equally with regard to the Group’s residual assets.

(ii)	At December 31, 2021, the authorized share capital of PHCL is $50,000 divided into 500,000,000 shares with a par value of $0.0001 each.
As specified in the written plan of merger approved by special resolution of the shareholders of PHCL at an extraordinary general meeting of the shareholders of PHCL on May 6, 2022, the authorized share capital of PHCL was redesignated to $50,000 divided into 50,000 ordinary shares of a par value of $1 each.
Prior to the restructuring, the share capital of Prenetics HK represent the full consideration amount as in accordance with section 135 of the Hong Kong Companies Ordinance, the ordinary shares of the PHCL do not have a par value. Upon the restructuring, the consolidated financial statements of PHCL is presented as a continuation of the consolidated financial statements of Prenetics HK except for the capital structure, where the share capital would reflect the par value with the excess recorded as share premium.

(iii)	On November 11, 2021, 388,216 ordinary shares valued at $1,778,029 were issued upon the conversion of the exchange loan notes by the then-shareholders of Oxsed Limited.
On May 18, 2022, 1 ordinary share valued at $1 was issued upon the closing of the Acquisition Merger.

(iv)
On June 16, 2021, Series A preference shares, Series B preference shares and Series C preference shares of Prenetics HK were reclassified to the preference shares of PHCL, which are classified as liabilities as a result of the corporate restructuring.

(v)	At December 31, 2021, the entire amount standing to the reclassification to share premium at $17,126,369 due to the Group’s restructuring.

(vi)	At December 31, 2021, 1,543 ordinary shares have not been issued to one of the shareholders until certain statutory procedures were completed in March 2022.

(vii)
On May 18, 2022, the ordinary shares of PHCL were canceled in exchange for the right to receive Class A or Class B ordinary shares of the Company equal to the exchange ratio of 2.03 for each ordinary share of PHCL.

(b)	Movement in ordinary shares of the Company
Authorized and issued share capital

		June 30, 2022
	Note	No. of shares	$
Authorized Class A ordinary shares of $0.0001 each	(i)	450,000,000	45,000
Authorized Class B ordinary shares of $0.0001 each	(i)	50,000,000	5,000

		500,000,000	50,000

Class A ordinary shares, issued and fully paid:
As of the beginning of the period		—	—
Issuance of Prenetics Ordinary Shares as part of Reverse Recapitalization	17(a)(vii)	101,265,915	10,127

At the end of the period	(ii)	101,265,915	10,127

Class B ordinary shares, issued and fully paid:
As of the beginning of the period		—	—
Issuance of Prenetics Ordinary Shares as part of Reverse Recapitalization	17(a)(vii)	9,713,864	971

At the end of the period	(iii)	9,713,864	971

Total share capital			11,098

Notes:

(i)
The authorized share capital of the Company is $50,000 divided into 500,000,000 shares with a par value of $0.0001 each, of which (i) 450,000,000 shall be designated as Class A Ordinary Shares; (ii) 50,000,000 shall be designated as convertible Class B Ordinary Shares. The share capital would reflect the par value with the excess recorded as share premium.

(ii)
Class A ordinary shareholders are entitled to receive dividends as declared from time to time and are entitled to one vote per share at meetings of the Company. All ordinary shares rank equally with regard to the Group’s residual assets.

(iii)
Class B ordinary shareholders are entitled to receive dividends as declared from time to time and are entitled to twenty vote per share at meetings of the Company. All ordinary shares rank equally with regard to the Group’s residual assets.

27	Capital and reserves
(a) Issued share capital

			2021		2020
	Note		No. of shares	$	No. of shares	$
Authorized ordinary shares of $0.0001 each	(ii	)	500,000,000	50,000	—	—

Ordinary shares of $0.0001 each/ ordinary shares, issued and fully paid:
At the beginning of the year			14,543,817	15,349,833	12,891,569	7,800,575
Reclassification to share premium arising from the restructuring	(ii	)	—	(15,348,379)	—	—
Shares issued	(iii	)	388,216	39	1,652,248	7,549,258

At the end of the year	(v	)	14,932,033	1,493	14,543,817	15,349,833

Series A preference shares, issued and fully paid:
At the beginning of the year			4,154,726	2,296,598	4,154,726	2,296,598
Reclassification to preference shares liabilities	(iii	)	(4,154,726)	(2,296,598)	—	—

At the end of the year			—	—	4,154,726	2,296,598

Series B preference shares, issued and fully paid:
At the beginning of the year			5,338,405	5,554,173	5,338,405	5,554,173
Reclassification to preference shares liabilities	(iii	)	(5,338,405)	(5,554,173)	—	—

At the end of the year			—	—	5,338,405	5,554,173

Series C preference shares, issued and fully paid:
At the beginning of the year			10,532,116	30,040,000	10,532,116	30,040,000
Reclassification to preference shares liabilities	(iii	)	(10,532,116)	(30,040,000)	—	—

At the end of the year			—	—	10,532,116	30,040,000

Total share capital				1,493		53,240,604

Notes:
(i)
The holders of ordinary shares (the “Ordinary Shareholders”) are entitled to receive dividends as declared from time to time and are entitled to one vote per share at meetings of the Company. All ordinary shares rank equally with regard to the Group’s residual assets.

(ii)
The authorized share capital of the Company is $50,000 divided into 500,000,000 shares with a par value of $0.0001 each. Prior to the restructuring, the share capital of Prenetics HK represent the full consideration amount as in accordance with section 135 of the Hong Kong Companies Ordinance, the ordinary shares of the Company do not have a par value. Upon the restructuring, the Company’s consolidated financial statements is presented as a continuation of the consolidated financial statements of Prenetics HK except for the capital structure, where the share capital would reflect the par value with the excess recorded as share premium.

(iii)
On October 29, 2020, 1,652,248 ordinary shares valued at $7,549,258 (equivalent to HKD58,884,214) were issued upon the conversion of the exchange loan notes by the then-shareholders of Oxsed Limited. On November 11, 2021, 388,216 ordinary shares valued at $1,778,029 were issued upon the conversion of the exchange loan notes by the then-shareholders of Oxsed Limited.

(iv)
On June 16, 2021, Series A preference shares, Series B preference shares and Series C preference shares of Prenetics HK were reclassified to the Company’s preference shares, which are classified as liabilities as a results of the corporate restructuring as disclosed in note 26.

(v)	As at December 31, 2021, the entire amount standing to the reclassification to share premium at $17,126,369 due to the Group’s restructuring.
(vi)	As at December 31, 2021, 1,543 ordinary shares have not been issued to one of the shareholders until certain statutory procedures were completed in March 2022.
(b) Nature and purpose of reserves
(i) Capital reserve
The capital reserve represents restricted shares granted to shareholders but are subjected to certain restrictions and portion of the grant date fair value of unexercised share options granted to employees of the Company that has been recognized in accordance with the accounting policy adopted for share-based payments in note 2(n)(ii).
(ii) Translation reserve
The translation reserve comprises all foreign exchange differences arising from the translation of the financial statements of foreign operations. The reserve is dealt with in accordance with the accounting policies set out in note 2(r).
(iii) Other reserve
In connection with the Acquisition (see note 32), the then shareholders of Oxsed exchanged GBP5,865,450 (equivalent to $7,549,258) into 1,652,248 ordinary shares. As at December 31, 2020, the remaining balance of the unconverted portion of the exchange loan notes was GBP4,134,550 (equivalent to $5,321,465), recognized as equity instrument in note 2(v)(i) in accordance with the accounting policy adopted for convertible securities.
(iv) Share premium
Under the Companies Law of the Cayman Islands, the funds in the share premium account of the Company are distributable to the shareholders of the Company provided that immediately following the date on which the dividend is proposed to be distributed, the Company will be in a position to pay off its debts as they fall due in the ordinary course of business.
(c) Capital management
The Group’s primary objectives when managing capital are to safeguard the Group’s ability to continue as a going concern, so that it can continue to provide returns for shareholders and benefits for other stakeholders, and to support the Group’s stability and growth, by pricing products and services commensurately with the level of risk.
The Group actively and regularly reviews and manages its capital structure to ensure optimal capital structure and shareholders return, taking into consideration the future of the Company and capital efficiency, prevailing and projected profitability, projected operating cash flows, projected capital expenditures and projected strategic investment opportunities.

The Group manages its capital structure and makes adjustments to it, in light of changes in economic conditions. To maintain or adjust the capital structure, the Group may adjust the dividend payment to shareholders, return capital to shareholders or issue new shares. The Group made no changes to its capital management objectives, policies or processes during the years ended December 31, 2021 and 2020.
Neither the Company nor any of its subsidiaries are subject to externally imposed capital requirements.